Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income (Unaudited)
Sales to third parties	$ 16,144,172	$ 36,441,113
Sales to related parties	137	2,774
Revenues	16,144,309	36,443,887
Cost of revenues	(15,329,735)	(34,294,628)
Gross profit	814,574	2,149,259
Operating expenses
Reversal of (allowance for) doubtful accounts	270,832	(144,249)
Selling and distribution expenses	(83,321)	(52,817)
General and administrative expenses	(1,670,829)	(1,038,628)
Total operating expenses	(1,483,318)	(1,235,694)
(Loss) income from operations	(668,744)	913,565
Other income (expenses)
Interest income	3,622	1,988
Interest expense	(231,704)	(1,322,926)
Amortization of debt issuance costs	(177,014)	0
Loss from equity method investments	(431,180)
Other income, net	1,003,031	70,665
Gain on disposal of subsidiaries	250,331	966,251
Total other income (expenses), net	417,086	(284,022)
(Loss) income before income taxes	(251,658)	629,543
Income tax benefits	0	949
Net (loss) income	(251,658)	630,492
Net loss attributable to noncontrolling interest	207,642	0
Net (loss) income attributable to Farmmi, Inc.	(44,016)	630,492
Comprehensive (loss) income
Net (loss) income	(44,016)	630,492
Foreign currency translation	(4,654,965)	794,545
Comprehensive (loss) income attributable to Farmmi, Inc.	$ (4,698,981)	$ 1,425,037
Weighted average number of ordinary shares*
Basic	1,077,719	527,569
Diluted	1,077,719	1,046,023
(Loss) earnings per ordinary share
Basic	$ (0.04)	$ 1.20
Diluted	$ (0.04)	$ 1.20